ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jan. 01, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Refundable payment-current	¥ 36,977,756			¥ 33,031,044
Sales rebate	36,275,780			15,799,815
Accrued payroll and social insurance	34,931,618			27,837,103
Warranty-current	29,854,144			40,252,099
Other taxes payable	17,056,573			15,717,177
Construction payable	10,829,465			5,410,352
Operating lease liabilities-current	7,689,187		¥ 10,617,659	0
Employee options payable	2,035,266			24,051,579
Interest payable	275,178			453,562
Other	22,979,591			9,104,873
Accrued expenses and other current liabilities	¥ 198,904,558	$ 31,212,466	¥ 170,627,294	¥ 171,657,604